Financial Risk Management	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Financial Risk Management
4	Financial risk management
The main risks related to the financial instruments are credit risk, market risk, and liquidity risk, as defined below. The management of such risks involves various levels in the Entity and comprehends a number of policies and strategies. The Group’s risk management focuses on the unpredictability of financial markets and seeks to mitigate potential adverse impacts on the Group’s financial performance.

4.1	Financial risk factors
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.
The Group’s risk management is predominantly controlled by a risk assessment department under process and controls approved by the management. The management provides written process and controls for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments, and investment of excess liquidity.

(a)	Credit risk
Credit risk arises from cash and cash equivalents, contractual cash flows of debt investments carried at amortized cost, at fair value through profit or loss (FVTPL), and deposits with banks and financial institutions, as well as credit exposures to wholesale and retail customers, including outstanding receivables.
(i) Risk management
As of December 31, 2025, and 2024 the expected credit losses are considered immaterial due to the short maturities of the deposits and the credit quality of the counterparties, which have investment-grade evaluated by credit agencies. The Entity has not suffered any losses from cash and cash equivalents since inception. Vinci Compass’s treasury review expected credit losses on a regular basis.
(ii) Impairment of financial assets
The Group has the following types of financial assets that are subject to the expected credit loss model:

•	Accounts receivable.

•	Loans and receivables from employees and related parties, evaluated at amortized cost.

•	Advances to projects in progress.
While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the expected impairment loss was immaterial.

(b)	Market risk
(i) Foreign exchange risk
At the reporting date, the carrying amount value of the Group’s financial assets and liabilities exposed to other currencies were as follows:

Balance sheet	12/31/2025	12/31/2024

Cash and cash equivalents	120,834	96,259
Financial instruments at fair value through profit or loss	214,142	102,626
Accounts receivable	40,674	171,744
Taxes recoverable	6,729	18,940
Other receivables	26,848	25,921

Current assets	409,227	415,490

Financial instruments at fair value through profit or loss	128,720	120,846
Intangible assets	16,915	–
Financial instruments at amortized cost	11,883	6,991
Other receivables	—	1,949
Investments accounted for using the equity method	61,592	55,081
Deferred taxes	14,988	10,313
Lease, property and equipment	66,802	89,130

Non - current assets	300,900	284,310
Trade payables	14,086	11,527
Leases	45,978	12,038
Accounts payable	997	6,402
Loans and obligations	35,459	7,200
Labor and social security obligations	59,167	69,235
Taxes and contributions payable	9,911	19,705

Current liabilities	165,598	126,107
Other payables	7	309
Loans and obligations	561,284	577,982
Lease	—	40,531
Labor and secutiry obligations	—	341
Related parties	4,894	—
Deferred taxes	9,884	496

Non - current liabilities	576,069	619,659

Net Equity exposed to other currencies (comprised as below)	(31,540)	(45,966)

Net Equity exposed to US Dollars	(118,585)	(260,868)

Net Equity exposed to Euros	2,194	2,096

Net Equity exposed to Pounds	1,995	15,445

Net Equity exposed to Chilean Pesos	43,522	120,484

Net Equity exposed to Uruguayan Pesos	(7,846)	1,239

Net Equity exposed to Colombian Pesos	5,161	13,352

Net Equity exposed to Argentine Pesos	(721)	12,706

Net Equity exposed to Mexican Pesos	15,677	11,366

Net Equity exposed to Peruvian Sols	27,063	38,214

In addition to the net assets presented in the table above, Vinci Compass Investments Ltd and Vinci Monalisa FIM Crédito Privado IE hold non—deliverable forwards contracts exposed do US Dollars in the amount of R$ 165,072 (US$ 30 million) as of December 31, 2025. Please see note 5(d)(ii) for more detail.
The aggregate net foreign exchange gains/losses recognized in profit or loss were:

Net foreign exchange result	12/31/2025	12/31/2024	12/31/2023
Financial revenue	10,419	—	742
Financial expense	—	(20,807)	(775)

Net foreign exchange result, net	10,419	(20,807)	(33)

The Group operates internationally and is exposed to foreign exchange risk.
Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the Group.
(ii) Interest rate risk
The Group’s profit or loss is sensitive to higher/lower interest income from cash equivalents and fixed income funds as a result of changes in interest rates.
(iii) Price risk
The Group’s exposure to investment securities price risk arises from investments held by the group and classified in the balance sheet at fair value through profit or loss (note 5).
To manage its price risk arising from investments in investment securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group. Note 4(d) demonstrates the sensitivity analyses of impact for the assets held by the Group.

(c)	Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash and marketable securities and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held bank deposits and certificates of deposits of R$ 280,091 (12/31/2024 – R$ 223,302) that are expected to readily generate cash inflows for managing liquidity risk.
Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2025	12/31/2024
Cash and cash equivalents	280,091	223,302
Financial instruments at fair value through profit or loss (i)	1,534,471	1,531,036
Financial instruments at amortized cost	6,141	6,991
Judicial deposits (ii)	43,999	—
Trade payables	(13,369)	(11,527)
Labor and social security obligations	(208,643)	(191,063)
Accounts payable	(38,107)	(38,667)
Lease liabilities	(160,184)	(119,455)
Convertible preferred shares	(513,765)	(577,982)
Commercial notes	(87,326)	(55,150)
Consideration payable	(6,029)	(10,542)
Banco Security	(10,153)	(5,647)
Other obligations	—	1,555
Provisions for contingencies (ii)	(44,446)	—
Retirement plans liabilities	(508,416)	(374,813)

Net debt	274,264	374,928

The contingent consideration and the redemption liability was not included in the net debt calculation. The contingent consideration and the redemption liability, subject to certain conditions, can be settled by shares held in treasury or shares to be issued by Vinci Compass.

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

(ii)
Judicial deposits and provisions for contingencies were included in the net debt reconciliation, as they are directly related to the same underlying legal proceedings and substantially offset each other, resulting in a immaterial net impact on reported net debt.

	Financial liabilities				Other assets
	Payables	Loans and obligations	Retirement plans	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at
December 31, 2023	(114,752)	(617,092)	(85,554)	(72,812)	660,305	1,168,355

Cash flow and dividends provision	(126,505)	112,315	(279,770)	29,406	(512,354)	269,443
Fair value and monetary adjustments	—	(37,998)	(9,489)	—	31,955	93,238
Addition and finance expenses accrual	—	(184,292)	—	(76,049)	—	—
Foreign exchange adjustments	—	(134,475)	—	—	43,396	—

December 31, 2024	(241,257)	(861,542)	(374,813)	(119,455)	223,302	1,531,036

Cash flow and dividends provision	(18,862)	75,779	(76,173)	27,578	47,952	(80,753)
Fair value and monetary adjustments	—	(2,951)	(57,430)		13,039	84,188
Addition and finance expenses accrual	—	(247,431)	—	(68,307)	—	—
Foreign exchange adjustments	—	69,513	—	—	(4,202)	—

December 31, 2025	(260,119)	(966,632)	(508,416)	(160,184)	280,091	1,534,471
Maturities of financial liabilities
Except for the retirement plans liabilities, the tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2025	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(13,369)	—	—	(13,369)	(13,369)
Labor and social security obligations	(199,422)	(9,221)	—	(208,643)	(208,643)
Lease liabilities	(33,307)	(68,344)	(121,243)	(222,894)	(160,184)
Accounts payable	(38,107)	—	—	(38,107)	(38,107)
Loans and obligations	(93,862)	(200,618)	(1,073,934)	(1,368,414)	(966,632)

Total	(378,067)	(278,183)	(1,195,177)	(1,851,427)	(1,403,095)

Contractual maturities of financial liabilities at December 31, 2024	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(11,527)	—	—	(11,527)	(11,527)
Labor and social security obligations	(182,071)	(6,372)	(2,620)	(191,063)	(191,063)
Lease liabilities	(33,303)	(40,669)	(60,054)	(134,025)	(119,455)
Accounts payable	(38,667)	—	—	(38,667)	(38,667)
Loans and obligations	(72,303)	(150,003)	(1,065,615)	(1,287,921)	(861,542)

Total	(337,871)	(197,044)	(1,128,289)	(1,663,203)	(1,222,254)

The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At 31 December 2025	Brazil	USA	Others	Total contractual cash flows	Carrying amount non - current liabilities
2027	(24,132)	(5,954)	(5,226)	(35,311)	(30,496)
2028	(24,132)	(4,867)	(4,034)	(33,032)	(25,872)
2029	(24,132)	(4,768)	(2,922)	(31,822)	(22,546)
2030	(19,489)	(4,759)	(3,063)	(27,311)	(18,250)
2031	(12,989)	(4,875)	(1,541)	(19,404)	(12,178)
2032	(12,989)	(5,036)	—	(18,024)	(10,029)
2033	(12,067)	(855)	—	(12,922)	(5,183)
2034	(11,759)	—	—	(11,759)	(2,323)

Total	(141,687)	(31,114)	(16,786)	(189,587)	(126,877)

Contractual maturities of financial liabilities At 31 December 2024	Brazil	USA	Others	Total contractual cash flows	Carrying amount non - current liabilities
2026	(11,903)	(4,307)	(5,359)	(21,569)	(20,951)
2027	(10,580)	(4,449)	(4,068)	(19,097)	(16,287)
2028	(10,580)	(4,914)	(1,995)	(17,490)	(13,789)
2029	(10,580)	(5,141)	(1,517)	(17,238)	(12,749)
2030	(6,172)	(5,311)	(1,666)	(13,148)	(10,201)
2031	—	(5,486)	(62)	(5,548)	(5,548)
2032	—	(5,667)	—	(5,667)	(5,667)
2033	—	(962)	—	(962)	(962)

Total	(49,815)	(36,238)	(14,668)	(100,721)	(86,152)

(d)	Sensitivity analysis
The Group monitors and evaluates the market risk related to its financial investments portfolio periodically to assess its volatility, through changes that can significantly impact its financial results. Considering a period of one day and the historical results over the past year, the following Value at Risk (VAR) parameters were used:

•	-0.57% (or R$ 9.2 million) of the financial investment portfolio for a confidence interval of 95% on December 31, 2025 (0.17% or R$ 2.4 million on December 31, 2024).

•	-0.90% (or R$ 14.6 million) of the financial investment portfolio for a confidence interval of 99% on December 31, 2025 (0.27% or R$ 3.8 million on December 31, 2024).

Additionally, the Group evaluated the financial investment portfolio on December 31, 2025 and 2024, through stress scenarios according to the main risk factors related to its investments, as presented in the table below:

			Financial Impact (**)
Risk Factor	Variation in	Stress Scenario (*)	12/31/2025	12/31/2024
Current inflation	Inflation index	-100bps	3.9	3.1
Exchange traded real estate funds	Share prices	-10%	(13.3)	(12.4)
Brazilian stock prices	Share prices	-10%	(2.6)	(4.4)
Fixed-rate offshore rates	US yield curve	-100bps	(0.1)	(53.0)
Foreign exchange rate	Foreign exchange rates	10% (***)	5.1	(9.4)
Domestic base overnight rate	Domestic base overnight rate	-100bps	(5.0)	(4.2)

(*)	bps - basis point (1bps = 0,01%)
(**)	In millions of Brazilian reais
(***)	Brazilian reais devaluation against US Dollars
An equal change in the opposite direction of the stress scenario would have affected the financial investment portfolio by a similar amount, on the basis that all other variables remain constant
.